UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            Oppenheimer Balanced Fund
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--46.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.0%
--------------------------------------------------------------------------------
MEDIA--4.7%
Liberty Global, Inc., Series A 1                      635,277   $    24,896,506
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                      644,261        23,573,510
                                                                ----------------
                                                                     48,470,016
--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Office Depot, Inc. 1                                  141,200         1,964,092
--------------------------------------------------------------------------------
OfficeMax, Inc.                                        92,100         1,902,786
                                                                ----------------
                                                                      3,866,878
--------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Costco Wholesale Corp.                                137,000         9,557,120
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                   126,100         2,999,919
--------------------------------------------------------------------------------
TOBACCO--3.9%
Altria Group, Inc.                                    320,300        24,208,274
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                            185,800        15,848,740
                                                                ----------------
                                                                     40,057,014
--------------------------------------------------------------------------------
ENERGY--3.6%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.6%
BP plc, ADR                                            87,800         6,424,326
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     190,200        17,819,838
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                            55,800         6,430,392
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                    129,000         6,248,775
                                                                ----------------
                                                                     36,923,331
--------------------------------------------------------------------------------
FINANCIALS--6.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.6%
UBS AG 2                                              461,509        21,412,347
--------------------------------------------------------------------------------
UBS AG 2                                              117,900         5,423,400
                                                                ----------------
                                                                     26,835,747
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Wachovia Corp.                                        325,462        12,377,320
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Bank of America Corp.                                 347,954        14,356,582
--------------------------------------------------------------------------------
INSURANCE--1.2%
Everest Re Group Ltd.                                  77,400         7,770,960
--------------------------------------------------------------------------------
National Financial Partners Corp.                      99,100         4,519,951
                                                                ----------------
                                                                     12,290,911
--------------------------------------------------------------------------------
HEALTH CARE--6.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Amicus Therapeutics, Inc. 1                           158,300         1,701,725
--------------------------------------------------------------------------------
deCODE genetics, Inc. 1                               340,500         1,253,040
--------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                         464,000         4,844,160
--------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                         315,880         4,501,290
--------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                         457,200         3,145,536
                                                                ----------------
                                                                     15,445,751


                          1 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                                  68,000   $     4,950,400
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Medco Health Solutions, Inc. 1                         38,500         3,903,900
--------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1               248,300         3,632,629
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      57,000         5,000,610
                                                                ----------------
                                                                     12,537,139
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Abbott Laboratories                                   102,900         5,777,835
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                 336,000         6,437,760
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                              421,200         5,922,072
--------------------------------------------------------------------------------
Novartis AG, ADR                                      169,900         9,227,269
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 401,500        10,695,960
                                                                ----------------
                                                                     38,060,896
--------------------------------------------------------------------------------
INDUSTRIALS--4.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.9%
Orbital Sciences Corp. 1                              134,717         3,303,261
--------------------------------------------------------------------------------
United Technologies Corp.                             210,800        16,134,632
                                                                ----------------
                                                                     19,437,893
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd. 1                           3,031,000         1,871,377
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Siemens AG, Sponsored ADR                              94,400        14,854,784
--------------------------------------------------------------------------------
MACHINERY--0.6%
Navistar International Corp. 1                        117,300         6,357,660
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Cisco Systems, Inc. 1                                 288,000         7,796,160
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
International Business Machines Corp.                  63,200         6,831,920
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                          227,300         7,544,087
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   6,000         4,148,880
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        209,300         4,868,318
                                                                ----------------
                                                                     16,561,285
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Texas Instruments, Inc.                               245,900         8,213,060
--------------------------------------------------------------------------------
SOFTWARE--6.9%
Microsoft Corp.                                       602,500        21,449,000
--------------------------------------------------------------------------------
Novell, Inc. 1                                        718,900         4,938,843
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      376,700         9,767,831
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,911,047        35,258,817
                                                                ----------------
                                                                     71,414,491
--------------------------------------------------------------------------------
MATERIALS--1.9%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                   47,900         2,594,264


                          2 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Texas Industries, Inc.                                 27,300   $     1,913,730
--------------------------------------------------------------------------------
Vulcan Materials Co.                                   29,900         2,364,791
                                                                ----------------
                                                                      4,278,521
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Carpenter Technology Corp.                             89,000         6,690,130
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR             220,000         6,155,600
                                                                ----------------
                                                                     12,845,730
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.                                            224,800         9,342,688
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                   456,000         5,987,280
--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The) 1                                     272,400         5,826,636
--------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                 321,400         2,294,796
                                                                ----------------
                                                                      8,121,432
                                                                ----------------
Total Common Stocks (Cost $368,719,287)                             475,237,569

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.0%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.045%, 11/25/35 3    $     653,727           651,103
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.009%, 4/20/09 3,4                           420,000           419,965
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.345%, 5/25/34 3           1,500,534         1,413,641
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 4.965%, 5/26/36 3          1,250,000         1,217,815
--------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust,
Automobile Asset-Backed Certificates, Series
2005-1, Cl. A4, 5.048%, 4/15/11 3                   4,970,000         4,951,954
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates, Series 2005-D,
Cl. AV2, 5.135%, 10/25/35 3                           427,471           426,861
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A,
Asset-Backed Certificates, Series 2006-A,
Cl. AV2, 4.965%, 5/16/36 3                          1,570,000         1,542,886
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl.
C4, 5%, 6/10/15                                       310,000           292,028
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 3                                      68,505            68,346
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2002-4, Asset-Backed Certificates, Series
2002-4, Cl. A1, 5.605%, 2/25/33 3                      31,485            28,194
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-11, Asset-Backed Certificates, Series
2005-11, Cl. AF2, 4.657%, 2/25/36                     650,000           646,089
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates, Series
2005-16, Cl. 2AF2, 5.382%, 5/25/36 3                1,700,000         1,638,541
--------------------------------------------------------------------------------


                          3 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.096%, 5/25/36 3     $     169,940   $       169,684
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3           420,000           416,784
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates, Series
2006-25, Cl. 2A2, 4.985%, 12/25/29 3                  920,000           861,121
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.075%, 11/25/35 3        1,852,445         1,840,752
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 4.955%, 7/25/36 3         1,230,000         1,172,974
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5,
Mtg. Pass-Through Certificates, Series
2006-FF5, Cl. 2A1, 4.915%, 5/15/36 3                  285,290           282,240
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 4.975%, 7/7/36 3                   620,000           591,839
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations, Series
2005-2, Cl. A4, 4.15%, 10/15/10                       920,000           917,269
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home
Equity Loan Pass-Through Certificates:
Series 2005-3, Cl. A1, 5%, 1/20/35 3                  616,792           602,771
Series 2006-4, Cl. A2V, 5.059%, 3/20/36 3             340,000           320,360
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                      509,268           510,851
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A,
Cl. A1, 8.33%, 4/25/31 5                              373,642           372,596
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit
Card Receivables, Series 2003-C7, Cl. C7,
6.378%, 3/15/16 3                                   2,900,000         2,805,715
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2,
4.965%, 7/1/36 3                                    2,060,000         2,005,955
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 4.945%, 7/25/36 3            303,300           297,884
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 4.965%, 9/25/36 3          1,500,000         1,467,237
--------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
Trust, Home Equity Asset-Backed Obligations,
Series 2005-BC3, Cl. A2B, 5.115%, 6/25/36 3           877,886           875,316
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-2, Cl. A1, 4.925%, 4/25/36 3              183,747           182,528
Series 2006-BNC3, Cl. A2, 4.905%, 9/25/36 3           912,070           891,165
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series 2005-4XS,
Cl. 3A1, 5.18%, 3/26/35                               297,285           297,615
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2,
Cl. A2, 4.965%, 7/25/36 3                           1,230,000         1,198,769
                                                                ----------------
Total Asset-Backed Securities
(Cost $32,170,684)                                                   31,378,848


                          4 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--35.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.4%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18-5/15/19                          $   6,404,130   $     6,297,832
5%, 8/15/33-12/15/34                                2,191,619         2,141,975
6%, 4/15/17-3/15/33                                 1,878,668         1,916,375
6.50%, 4/15/18-4/15/34                              4,129,918         4,281,788
7%, 5/15/29-11/15/32                                2,707,140         2,842,669
8%, 4/15/16                                            44,285            46,979
9%, 8/15/22-5/15/25                                    13,287            14,336
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                         30,394            30,343
Series 2006-11, Cl. PS, 6.728%, 3/25/36 3             686,396           761,883
Series 2034, Cl. Z, 6.50%, 2/15/28                    380,618           395,841
Series 2043, Cl. ZP, 6.50%, 4/15/28                 1,109,261         1,152,780
Series 2053, Cl. Z, 6.50%, 4/15/28                    410,503           428,833
Series 2055, Cl. ZM, 6.50%, 5/15/28                   540,677           559,069
Series 2075, Cl. D, 6.50%, 8/15/28                  1,346,807         1,406,405
Series 2080, Cl. Z, 6.50%, 8/15/28                    820,309           855,832
Series 2427, Cl. ZM, 6.50%, 3/15/32                 1,429,736         1,498,099
Series 2500, Cl. FD, 5.528%, 3/15/32 3                162,572           162,751
Series 2526, Cl. FE, 5.428%, 6/15/29 3                238,673           238,082
Series 2551, Cl. FD, 5.428%, 1/15/33 3                185,264           186,086
Series 2592, Cl. F, 5.778%, 12/15/32 3              3,683,750         3,722,714
Series 2936, Cl. PE, 5%, 2/1/35                     1,448,000         1,364,288
Series 3025, Cl. SJ, 6.316%, 8/15/35 3                148,833           169,354
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-
Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 4.785%, 6/1/26 6                  315,816            72,838
Series 183, Cl. IO, 3.38%, 4/1/27 6                   509,572           116,420
Series 184, Cl. IO, 9.064%, 12/1/26 6                 553,780           125,870
Series 192, Cl. IO, 8.156%, 2/1/28 6                  157,338            38,184
Series 200, Cl. IO, 7.23%, 1/1/29 6                   189,657            44,077
Series 2130, Cl. SC, 3.274%, 3/15/29 6                411,560            39,878
Series 216, Cl. IO, 9.04%, 12/1/31 6                  367,517            89,050
Series 224, Cl. IO, 5.666%, 3/1/33 6                1,137,150           266,933
Series 243, Cl. 6, 15.199%, 12/15/32 6                704,686           148,664
Series 2796, Cl. SD, (2.104)%, 7/15/26 6              610,043            54,052
Series 2802, Cl. AS, 5.232%, 4/15/33 6              1,105,208            74,605
Series 2920, Cl. S, (4.829)%, 1/15/35 6             3,429,911           243,917
Series 3000, Cl. SE, 11.692%, 7/15/25 6             3,609,149           193,590
Series 3110, Cl. SL, 24.356%, 2/15/26 6               591,891            30,249
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-
Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 5.988%, 6/1/26 7                  134,171           110,685
Series 192, Cl. PO, 7.631%, 2/1/28 7                  157,338           124,433
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                             19,273,494        18,969,001


                          5 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
5%, 12/25/17-9/25/35                            $  46,916,096   $    46,470,820
5%, 9/25/33 8                                         611,082           597,247
5.50%, 2/25/33-11/25/34                            40,339,621        40,389,680
5.50%, 1/1/22 9                                     3,570,000         3,616,299
6%, 9/25/19-8/25/34                                18,857,186        19,225,136
6%, 1/1/22-1/1/37 9                                 7,007,000         7,164,427
6.50%, 6/25/17-11/25/31                            10,051,718        10,431,084
6.50%, 1/25/28 8                                      270,333           280,732
7%, 11/25/17-1/25/35                                2,017,993         2,113,262
7%, 4/25/33 10                                      2,084,283         2,198,345
7.50%, 1/25/08-1/25/33                                426,138           455,904
8.50%, 7/25/32                                         21,123            22,755
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor
Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                            1,177,668         1,242,008
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                     56,875            57,630
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23             1,285,119         1,331,144
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,017,567         1,049,712
Trust 1996-35, Cl. Z, 7%, 7/25/26                     185,561           189,664
Trust 1998-61, Cl. PL, 6%, 11/25/28                   622,546           638,803
Trust 2001-44, Cl. QC, 6%, 9/25/16                  1,840,177         1,904,336
Trust 2001-50, Cl. NE, 6%, 8/25/30                      5,395             5,375
Trust 2001-51, Cl. OD, 6.50%, 10/25/31              1,442,665         1,501,425
Trust 2001-70, Cl. LR, 6%, 9/25/30                    113,124           113,492
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                 573,206           585,322
Trust 2003-130, Cl. CS, 4.37%, 12/25/33 3             988,310           934,551
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23               1,138,000         1,149,514
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               1,045,000         1,051,816
Trust 2003-84, Cl. PW, 3%, 6/25/22                    464,922           461,935
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,869,000         1,875,212
Trust 2005-59, Cl. NQ, 4.713%, 5/25/35 3              733,593           733,689
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                 160,000           151,703
Trust 2006-24, Cl. DB, 5.50%, 4/25/26               4,010,000         4,076,379
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              2,609,033         2,636,892
Trust 2006-46, Cl. SW, 6.362%, 6/25/36 3              539,314           591,792
Trust 2006-50, Cl. KS, 6.362%, 6/25/36 3            1,339,249         1,425,512
Trust 2006-50, Cl. SA, 6.362%, 6/25/36 3              436,078           464,789
Trust 2006-50, Cl. SK, 6.362%, 6/25/36 3            1,206,775         1,283,746
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               3,189,971         3,223,697
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               5,101,000         5,063,714
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-
Only Stripped Mtg.- Backed Security:
Trust 1993-223, Cl. PM, 11.825%, 10/25/23 6            24,615             1,301
Trust 2001-65, Cl. S, 11.827%, 11/25/31 6           1,664,235           214,945
Trust 2001-81, Cl. S, 3.723%, 1/25/32 6               352,943            38,014
Trust 2002-38, Cl. IO, (0.972)%, 4/25/32 6            579,325            60,917
Trust 2002-47, Cl. NS, 2.938%, 4/25/32 6              700,039            77,125
Trust 2002-51, Cl. S, 3.079%, 8/25/32 6               642,792            72,188
Trust 2002-52, Cl. SD, (0.552)%, 9/25/32 6            713,579           116,161


                          6 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-77, Cl. IS, 2.775%, 12/18/32 6       $     986,998   $       165,625
Trust 2002-77, Cl. SH, 4.949%, 12/18/32 6             469,563            46,301
Trust 2002-9, Cl. MS, 3.722%, 3/25/32 6               484,405            52,355
Trust 2002-96, Cl. SK, 13.573%, 4/25/32 6           4,458,267           518,225
Trust 2003-118, Cl. S, 9.477%, 12/25/33 6           3,041,427           522,762
Trust 2003-33, Cl. SP, 9.135%, 5/25/33 6            1,722,699           223,649
Trust 2003-4, Cl. S, 12.2%, 2/25/33 6                 918,767           112,067
Trust 2003-46, Cl. IH, 5.415%, 6/25/33 6            6,088,170         1,381,716
Trust 2004-54, Cl. DS, (2.141)%, 11/25/30 6           677,250            54,431
Trust 2005-19, Cl. SA, 1.227%, 3/25/35 6            9,040,317           642,853
Trust 2005-40, Cl. SA, 0.845%, 5/25/35 6            1,927,020           132,599
Trust 2005-6, Cl. SE, 3.315%, 2/25/35 6             2,422,000           210,215
Trust 2005-71, Cl. SA, 8.949%, 8/25/25 6            2,274,503           176,965
Trust 2005-87, Cl. SE, 12.322%, 10/25/35 6          5,210,167           363,473
Trust 2005-87, Cl. SG, 14.11%, 10/25/35 6           4,878,147           457,090
Trust 2006-33, Cl. SP, 15.49%, 5/25/36 6            5,453,990           503,748
Trust 214, Cl. 2, 19.694%, 3/1/23 6                   877,428           199,579
Trust 222, Cl. 2, 13.789%, 6/1/23 6                 1,177,570           278,888
Trust 240, Cl. 2, 18.391%, 9/1/23 6                 1,847,341           424,761
Trust 247, Cl. 2, 13.355%, 10/1/23 6                  229,448            60,628
Trust 252, Cl. 2, 14.56%, 11/1/23 6                   867,914           214,095
Trust 273, Cl. 2, 13.018%, 8/1/26 6                   244,741            55,572
Trust 319, Cl. 2, 11.132%, 2/1/32 6                   347,234            80,662
Trust 321, Cl. 2, 6.514%, 4/1/32 6                  3,564,606           826,225
Trust 331, Cl. 9, 15.7%, 2/1/33 6                     117,379            29,102
Trust 334, Cl. 17, 22.797%, 2/1/33 6                  570,627           131,734
Trust 339, Cl. 7, 9.749%, 7/1/33 6                  2,553,748           603,489
Trust 342, Cl. 2, 8.201%, 9/1/33 6                    436,359           102,167
Trust 344, Cl. 2, 5.643%, 12/1/33 6                 6,812,100         1,561,972
Trust 345, Cl. 9, 8.864%, 1/1/34 6                  1,566,137           372,625
Trust 362, Cl. 12, 9.377%, 8/1/35 6                 5,085,633         1,177,190
Trust 362, Cl. 13, 9.359%, 8/1/35 6                 2,819,810           647,543
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-
Only Stripped Mtg.-Backed Security, Trust
1993-184, Cl. M, 5.613%, 9/25/23 7                    425,002           347,350
                                                                ----------------
                                                                    231,184,610
--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
6.375%, 4/8/26 3                                       20,561            20,856
7%, 4/29/09-4/29/26                                   209,271           221,738
7.50%, 3/29/09-5/29/27                                732,889           781,850
8%, 5/30/17                                            30,658            32,903
8.50%, 8/15/17-12/29/17                                18,819            20,307
--------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 8.583%, 1/16/27 6             836,663            84,200
Series 2002-15, Cl. SM, 5.989%, 2/16/32 6             696,323           107,383


                          7 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
Series 2002-76, Cl. SY, 6.428%, 12/16/26 6       $  1,652,439   $       160,719
Series 2004-11, Cl. SM, 1.773%, 1/17/30 6             552,403            89,534
                                                                ----------------
                                                                      1,519,490
NON-AGENCY--12.5%
--------------------------------------------------------------------------------
COMMERCIAL--5.3%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43              1,810,000         1,788,846
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                             1,106,510         1,125,356
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                               924,023           941,739
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates, Series 2006-2,
Cl. A1B, 4.965%, 8/25/08 3                            487,383           486,936
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36                               460,000           459,904
--------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates: Series 2007-CD4, Cl.
A2B, 5.205%, 12/11/49                               2,150,000         2,149,661
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49            1,920,000         1,917,965
--------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series
2006-A5:
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A5,
Cl. 1A1, 5.265%, 10/25/36 3                         3,007,578         2,853,007
Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2006-A5, Cl.
1A13, 5.315%, 10/25/36 3                            1,589,370         1,554,048
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan
Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36              834,829           834,680
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36          1,932,836         1,932,734
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                259,785           259,999
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                               802,983           772,915
--------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                             1,019,091         1,006,714
--------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                      527,986           527,624
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39               960,000           956,666
Series 2005-C3, Cl. A2, 4.853%, 7/10/45             1,080,000         1,076,274
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42            1,520,000         1,501,856
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37            1,200,000         1,202,844
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39            4,440,000         4,467,471
--------------------------------------------------------------------------------


                          8 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42        $    440,000   $       435,492
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42           1,560,000         1,550,529
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49            410,000           410,598
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44          2,270,000         2,300,241
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51           1,020,000         1,041,760
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30             1,280,000         1,278,084
Series 2007-C1, Cl. A2, 5.318%, 1/15/12             1,780,000         1,788,631
Series 2007-C1, Cl. A4, 5.424%, 2/11/40             1,640,000         1,650,270
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                55,389            55,192
Series 2004-6, Cl. 10A1, 6%, 7/25/34                1,394,701         1,381,305
--------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 1998-D6,
 Cl. A1B, 6.59%, 3/15/30                            1,047,645         1,050,151
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                             1,554,000         1,647,962
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series
2003-QS1, Cl. A2, 5.75%, 1/25/33                      656,663           653,402
--------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series
2007-QS6, Cl. A114, 5.75%, 4/25/37                  1,412,059         1,395,823
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36               1,862,163         1,858,730
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2005-C17, Commercial Mtg. Pass-Through
Certificates, Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                             2,490,000         2,479,312
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2006-C29, Commercial Mtg. Pass-Through
Certificates, Series 2006-C29, Cl. A2, 5.272%,
11/15/48                                              492,000           493,151
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.047%, 9/25/33 3          1,451,514         1,443,185
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 3         4,225,769         4,225,002
                                                                ----------------
                                                                     54,956,059
--------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities
2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1,
6.102%, 9/25/36 3                                   3,300,449         3,307,733
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg. Pass-Through Certificates,
Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 3          3,833,422         3,804,992
                                                                 ---------------
                                                                      7,112,725
--------------------------------------------------------------------------------
MULTIFAMILY--3.8%
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 3            2,324,963         2,316,564
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35 3           2,774,937         2,753,454
--------------------------------------------------------------------------------


                          9 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
--------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg.
Pass-Through Certificates, Series 2006-4, Cl.
2A1, 5.802%, 10/25/36 3                          $  1,513,394   $     1,525,024
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through Certificates,
Series 2006-AR5, Cl. 1A3A, 5.894%, 7/25/36 3        1,140,990         1,151,139
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36           1,730,000         1,643,273
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35           2,325,000         2,222,471
--------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg.
Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.122%, 1/19/34 3          1,983,500         2,007,789
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 3        2,619,011         2,559,265
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 3         2,772,215         2,784,227
--------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg.
Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.292%, 7/19/35 3         3,041,289         3,051,804
Series 2004-J4, Cl. A7, 5.50%, 9/25/34              1,600,000         1,531,452
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg.
Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.152%, 11/25/35 3               4,457,918         4,454,379
--------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2007-2, Mtg. Pass-Through Certificates,
Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 3           3,741,816         3,762,573
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-AA Trust, Mtg. Pass-Through Certificates,
Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 3            901,459           888,868
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2004-S Trust, Mtg. Pass-Through Certificates,
Series 2004-S, Cl. A1, 3.54%, 9/25/34 3               756,930           745,395
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2005-AR2 Trust, Mtg. Pass-Through Certificates,
Series 2005-AR2, Cl. 2A2, 4.547%, 3/25/35 3           554,949           550,515
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2005-AR4 Trust, Mtg. Pass-Through Certificates,
Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 3           920,189           912,787
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 3         1,827,460         1,837,767
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 3        1,409,856         1,420,423
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2. Cl. 2A6, 5.10%,
3/25/36 3                                             737,813           732,341
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR6, Cl. 3A1, 5.093%,
3/25/36 3                                             824,059           820,563
                                                                ----------------
                                                                     39,672,073
--------------------------------------------------------------------------------
RESIDENTIAL--2.7%
Chase Mortgage Finance Trust Series
2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1,
Cl. 1A5, 5.50%,
5/25/35                                             1,000,000           983,269
--------------------------------------------------------------------------------


                         10 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Countrywide Alternative Loan Trust, CMO:
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36         $  2,340,000   $     2,258,282
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32             2,076,527         2,121,676
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34             1,221,747         1,225,909
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl.
5A3, 5.427%, 6/25/36 3                              1,070,000         1,074,944
--------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl.
1A8, 6%, 9/25/36                                    1,308,277         1,307,724
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2,
6%, 4/25/08                                         1,077,417         1,076,213
--------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg.
Pass-Through
Certificates, Series 2007-S1, Cl. 3A1,
5.004%, 8/1/22 3                                    4,195,185         4,138,157
--------------------------------------------------------------------------------
WaMu, Mtg. Pass-Through Certificates:
Series 2007-HY6, Cl. 2A1, 5.702%,
6/25/37 3                                           2,612,040         2,579,283
Series 2006-AR12, Cl. 2A1, 5.75%,
10/25/36 3                                          4,107,468         4,082,601
--------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust,
Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%, 2/25/37          3,966,489         3,978,788
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR5, Cl. 2A2, 5.535%,
4/1/36 3                                            1,633,417         1,484,629
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
2003-6 Trust, Mtg.
Pass-Through Certificates, Series 2003-6,
Cl. 1A1, 5%, 6/25/18                                1,523,384         1,515,658
                                                                ----------------
                                                                     27,827,133
                                                                ----------------
Total Mortgage-Backed Obligations
(Cost $356,049,839)                                                 362,272,090
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 9/30/12 8                                    1,460,000         1,511,671
4.75%, 8/15/17                                        425,000           449,006
                                                                ----------------
Total U.S. Government Obligations
(Cost $1,882,312)                                                     1,960,677
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES--8.5%
--------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub.
Nts., Series B,
10/15/93                                              500,000           524,901
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31                                              1,715,000         1,748,394
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 11                                            5,230,000         4,559,932
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts.,
11/1/08                                             3,005,000         3,032,484
--------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts.,
7/15/13                                             2,040,000         1,960,632
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr.
Unsec. Nts., 9/1/09 5                               2,240,000         2,380,822
--------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%
Nts., 5/10/12 4                                     1,160,000           919,045
--------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09                                             1,520,000         1,400,507
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts.,
11/1/08                                             1,530,000         1,581,706
--------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr.
Unsec. Nts.,
7/1/10                                              1,320,000         1,256,071
--------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds,
12/21/57 3                                            775,000           811,544
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25%
Nts., 3/15/11                                       1,425,000         1,290,533
--------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs.,
7/29/93                                               440,000           546,923
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts.,
5/1/08 4                                            2,140,000         2,133,298
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts.,
7/15/08                                             1,695,000         1,701,356
--------------------------------------------------------------------------------


                         11 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09           $    785,000   $       763,220
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                             1,187,000         1,378,316
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 5                                            900,000           898,875
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A,
5/15/08                                               944,000           934,560
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec.
Nts., 10/1/08                                       2,530,000         2,533,163
--------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts.,
6/1/08                                                390,000           393,703
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec.
Nts., 9/15/10                                       3,920,000         3,742,620
--------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts.,
12/15/08 3                                            228,000           236,550
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8%
Bonds, 11/1/31                                      1,670,000         1,404,255
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345%
Sub. Bonds, 2/15/34                                 3,665,000         3,319,893
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 4,11                                       6,200,000         5,059,088
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911%
Nts., 11/30/35 3                                    4,600,000         4,262,825
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec.
Nts., 12/19/08 4                                    1,140,000         1,144,191
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec.
Nts., 11/14/08 3,5                                    920,000           940,700
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP,
5.875% Sr. Unsec.
Nts., 6/1/13                                        1,630,000         1,660,695
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                              1,915,000         1,824,976
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts.,
7/15/09                                               610,000           622,346
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09          1,835,000         1,882,176
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts.,
12/1/34                                             1,100,000           875,138
--------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 3                                   3,430,000         3,153,381
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                             2,585,000         2,585,000
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts.,
Series A, 1/15/10                                   2,035,000         2,145,425
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts.,
6/15/09                                             1,695,000         1,752,399
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B,
6/1/13 4                                              457,032           450,836
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts.,
6/30/09                                             2,540,000         2,515,860
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds,
Series C, 12/18/23 4                                2,520,000         3,025,588
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 4                                2,140,000         2,529,780
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09               885,000           824,056
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts.,
11/15/08 5                                            245,000           245,000
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts.,
12/15/08                                              750,000           782,084
--------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                          90,000            87,841
4% Nts., 1/15/09                                    1,765,000         1,700,761
--------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec.
Unsub. Nts., 4/1/09                                   930,000           739,350
--------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13               930,000           969,833
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08 5                                           1,485,000         1,405,181
--------------------------------------------------------------------------------
Univision Communications, Inc., 3.875%
Sr. Unsec. Nts.,
10/15/08                                              590,000           578,938
--------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05%
Nts., 3/15/13                                         435,000           445,144
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                        1,950,000         2,012,702
                                                                ----------------
Total Non-Convertible Corporate Bonds and
Notes (Cost $90,386,896)                                             87,674,597

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--8.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E,
5.03% 12,13 (Cost $85,701,281)                     85,701,281        85,701,281


                         12 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $934,910,299)                                     101.0%  $ 1,044,225,062
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (1.0)      (10,393,351)

                                                 -------------------------------
NET ASSETS                                              100.0%  $ 1,033,831,711
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,681,791 or 1.52% of the Fund's net assets as of December 31, 2007.

5. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $6,243,174, which represents 0.60% of the Fund's net assets. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,891,120 or 1.44% of the Fund's net assets as of December 31, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $582,468 or 0.06% of the Fund's net assets as of December 31, 2007.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $317,461. See accompanying Notes.

9. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

10. All or a portion of the security was segregated by the Fund in the amount of $1,097,000, which represented 100.11% of the market value of securities sold short. See accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Rate shown is the 7-day yield as of December 31, 2007.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES           GROSS          GROSS                SHARES
                               SEPTEMBER 30, 2007       ADDITIONS     REDUCTIONS     DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E               73,733,633     111,064,764     99,097,116            85,701,281

                                                                                              DIVIDEND
                                                                           VALUE                INCOME
-------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                            $ 85,701,281   $         1,013,879

                                                PRINCIPAL AMOUNT
                                                      SOLD SHORT          VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.1)%
--------------------------------------------------------------------------------
Federal National Mortgage
Assn., 5.50%, 1/1/37 9
(Proceeds $1,089,458)                           $     (1,097,000)  $ (1,095,800)

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                          UNREALIZED
                                            EXPIRATION     NUMBER OF                    APPRECIATION
CONTRACT DESCRIPTION           BUY/SELL           DATE     CONTRACTS           VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
U.S. Long Bonds                     Buy        3/19/08           429   $  49,924,875   $    (224,417)
U.S. Treasury Nts., 2 yr.          Sell        3/31/08           555     116,688,750          72,575
U.S. Treasury Nts., 5 yr.           Buy        3/31/08           135      14,887,969          76,650
U.S. Treasury Nts., 10 yr.         Sell        3/19/08           290      32,883,281        (155,252)
                                                                                       --------------
                                                                                       $    (230,444)
                                                                                       ==============


                         13 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------------------------------
                                            BUY/SELL   NOTIONAL
                                              CREDIT     AMOUNT    PAY/RECEIVE      TERMINATION           PREMIUM
SWAP COUNTERPARTY    REFERENCE ENTITY     PROTECTION     (000S)     FIXED RATE             DATE   PAID/(RECEIVED)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                     Beazer Homes
                     USA, Inc.                  Sell   $    545         2.1000%         6/20/08   $            --   $  (29,149)
                     Capmark
                     Financial Group
                     Inc.                       Sell      1,020         1.0000          6/20/12                --     (203,296)
                     CDX.NA.IG.9
                     Index                      Sell      7,655         0.6000         12/20/12           (47,835)     (56,258)
                     CDX.NA.IG.9
                     Index                      Sell      3,830         0.6000         12/20/12           (28,831)     (28,147)
                     Countrywide
                     Home Loans, Inc.           Sell      1,360         0.7500          9/20/08                --     (199,370)

                     Dillard's, Inc.            Sell        750         1.9000         12/20/08                --       (4,955)
                     iStar Financial,
                     Inc.                       Sell      1,000         4.4000         12/20/12                --       17,312
                     Lehman Brothers
                     Holdings, Inc.             Sell      2,205         0.4900          9/20/10                --      (55,868)
                     Merrill Lynch &
                     Co., Inc.                  Sell      4,195         0.6800          9/20/08                --      (35,705)

                     Six Flags, Inc.            Sell      1,075         8.2500         12/20/08                --      (15,151)

                     Toys "R" Us, Inc.          Sell      1,085         1.4500          9/20/08                --      (21,582)
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                     ArvinMeritor, Inc.         Sell      1,755         1.5500          9/20/08                --      (21,750)
                     Freescale
                     Semiconductor,
                     Inc.                       Sell      1,010         0.6000          3/20/08                --       (4,206)
                     Freescale
                     Semiconductor,
                     Inc.                       Sell      1,075         0.7500          3/20/08                --       (4,070)

                     Intelsat Ltd.              Sell      1,135         3.4500          9/20/08                --       (6,251)
                     Quebecor World,
                     Inc.                       Sell      1,120         2.6000          9/20/08                --     (100,772)

                     Rite Aid Corp.             Sell      1,700         0.8750          6/20/08                --      (38,044)

                     Saks, Inc.                 Sell      1,785         2.0000          9/20/08                --       (5,496)
                     The Goodyear
                     Tire & Rubber Co.          Sell      1,690         1.5500          9/20/08                --        3,688

                     TXU Corp.                  Sell        355         5.9100         12/20/12                --       10,272

                     TXU Corp.                  Sell        340         6.0500         12/20/12                --       11,686


                         14 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     TXU Corp.                  Sell        355         6.0000         12/20/12                --       10,273
                     Univision
                     Communications,
                     Inc.                       Sell        495         0.7500          3/20/08                --       (1,426)
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                     ABX.HE.AA.06-2
                     Index                      Sell        470         0.1700          5/25/46           (56,396)    (179,142)
                     Allied Waste
                     North America,
                     Inc.                       Sell        630         2.0000          9/20/09                --       (3,068)
                     Allied Waste
                     North America,
                     Inc.                       Sell        990         2.0000          9/20/09                --       (4,821)

                     Capital One Bank           Buy         655         1.8000         12/20/12                --        8,400

                     Capital One Bank           Buy       1,250         1.7000         12/20/12                --       22,080
                     CDX.NA.HY.8
                     Index                      Sell        935         2.7500          6/20/12           (81,150)     (46,430)
                     CDX.NA.HY.8
                     Index                      Sell        935         2.7500          6/20/12           (56,606)     (46,430)
                     CDX.NA.HY.8
                     Index                      Sell        305         2.7500          6/20/12           (36,612)     (15,145)
                     CDX.NA.HY.8
                     Index                      Sell        870         2.7500          6/20/12           (59,885)     (43,202)
                     CDX.NA.IG.9
                     Index                      Sell     15,480         0.6000         12/20/12           (93,286)    (116,718)
                     CDX.NA.IG.9
                     Index                      Sell      7,745         0.6000         12/20/12           (44,131)     (58,397)

                     Centex Corp.               Sell        280         1.5500          9/20/09                --      (12,659)
                     Countrywide
                     Home Loans, Inc.           Sell        885         3.2500          9/20/08                --     (114,723)

                     Dillard's, Inc.            Sell        450         0.7500          9/20/08                --       (8,180)
                     Dow Jones
                     CDX.NA.IG.7
                     Index                       Buy      3,600         0.4000         12/20/11               370       60,013
                     Georgia-Pacific
                     Corp.                      Sell      1,690         1.7500          9/20/08                --       10,698

                     Intelsat Ltd.              Sell        455         2.8500          9/20/08                --       (2,798)
                     iStar Financial,
                     Inc.                       Sell      2,075         2.9250         12/20/08                --      (39,579)
                     iStar Financial,
                     Inc.                       Sell      1,205         3.0000         12/20/08                --      (22,117)
                     iStar Financial,
                     Inc.                       Sell        160         4.3200         12/20/12                --        1,797
                     Lehman Brothers
                     Holdings, Inc.             Sell      2,035         1.4100          9/20/08                --          363

                     Levi Strauss & Co.         Sell        990         1.0000          9/20/08                --       (9,902)

                     Levi Strauss & Co.         Sell        740         0.9000          9/20/08                --       (7,953)

                     MBIA, Inc.                 Sell      1,100         0.5200          9/20/08                --      (64,241)


                         15 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                     MBIA, Inc.                 Sell      1,100         0.6000          9/20/08                --      (63,666)
                     Merrill Lynch &
                     Co., Inc.                  Sell        585         1.8500          6/20/08                --        1,887
                     Owens-Illinois,
                     Inc.                       Sell        940         1.2500          9/20/08                --        2,077
                     Tenet Healthcare
                     Corp.                      Sell      1,725         1.6000          3/20/09                --      (43,012)
                     The Bear Stearns
                     Cos., Inc.                 Sell      4,180         2.3500          9/20/08                --        8,611
                     Washington
                     Mutual, Inc.               Sell        250         4.5000         12/20/08                --       (1,334)
                     Washington
                     Mutual, Inc.               Sell      1,235         4.5000         12/20/08                --       (6,589)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                     ABX.HE.AA.06-2
                     Index                      Sell        700         0.1700          5/25/46          (276,483)    (265,983)
                     ABX.HE.AA.06-2
                     Index                      Sell        165         0.1700          5/25/46           (13,595)     (62,696)
                     Capmark
                     Financial Group,
                     Inc.                       Sell      1,065         0.9500          6/20/12                --     (211,968)
                     Dole Food Co.,
                     Inc.                       Sell      1,695         3.8800          9/20/08                --       (7,630)

                     First Data Corp.           Sell      1,080         1.1500          9/20/08                --       (7,788)
                     iStar Financial,
                     Inc.                       Sell        165         3.9500         12/20/12                --          116
                     K. Hovnanian
                     Enterprises, Inc.          Sell        645         6.7500          9/20/08                --      (50,699)
                     Merrill Lynch &
                     Co., Inc.                  Sell      1,345         1.8500          6/20/08                --        4,553

                     Pulte Homes, Inc.          Sell      1,605         2.7500          9/20/09                --      (50,481)
                     Quebecor World,
                     Inc.                       Sell        515         3.0000          9/20/08                --      (38,940)

                     Sara Lee Corp.              Buy      1,385         0.4190          9/20/12                --       (4,806)
                     Smurfit-Stone
                     Container
                     Enterprises, Inc.          Sell      1,685         1.4500          9/20/08                --          366
                     Standard Pacific
                     Corp.                      Sell        845         6.6250          9/20/08                --      (86,464)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                     Amkor
                     Technology, Inc.           Sell        160         2.6500          9/20/08                --        1,383

                     Citigroup, Inc.            Sell      1,285         1.2500          9/20/08                --      (32,766)

                     D.R. Horton, Inc.          Sell        810         4.2100         12/20/08                --         (874)

                     General Mills, Inc.        Sell      1,430         0.3800         12/20/12                --         (394)
-------------------------------------------------------------------------------------------------------------------------------


                         16 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman Brothers
Special Financing,
Inc.:

                     Capital One Bank            Buy        735         1.8000         12/20/12                --       11,795

                     D.R. Horton, Inc.          Sell      1,630         4.2000         12/20/08                --         (792)

                     General Mills, Inc.        Sell      1,730         0.4000         12/20/12                --         (759)

                     Morgan Stanley             Sell      4,235         0.6400          9/20/08                --      (18,016)
                     Nortel Networks
                     Corp.                      Sell        270         1.8500          9/20/08                --         (664)
                     Residential
                     Capital LLC                Sell        965         5.0000          6/20/08          (125,450)    (105,614)
                     Univision
                     Communications,
                     Inc.                       Sell        145         3.0000         12/20/08                --         (894)
                     Univision
                     Communications,
                     Inc.                       Sell      1,245         3.0000         12/20/08                --       (4,701)
                     Washington
                     Mutual, Inc.               Sell        580         4.4000         12/20/08                --       (5,283)
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:                ABX.HE.AA.06-2
                     Index                      Sell        165         0.1700          5/25/46           (13,182)     (62,609)
                     ABX.HE.AA.06-2
                     Index                      Sell        320         0.1700          5/25/46           (31,998)    (120,031)
                     Beazer Homes
                     USA, Inc.                  Sell      1,165         2.1500          6/20/08                --      (53,949)
                     CDX.NA.IG.9
                     Index                      Sell      4,795         0.6000         12/20/12           (37,962)     (36,313)
                     Countrywide
                     Home Loans, Inc.           Sell        870         0.7500          9/20/08                --     (114,811)
                     Countrywide
                     Home Loans, Inc.           Sell      3,180         0.4200          6/20/09                --     (647,039)

                     First Data Corp.           Sell        675         1.3500          9/20/08                --       (4,691)

                     Ford Motor Co.             Sell      2,090         7.1500         12/20/16                --      (59,260)

                     Ford Motor Co.             Sell        990         7.0500         12/20/16                --      (32,679)
                     General Motors
                     Corp.                      Sell      1,035         5.8000         12/20/16                --      (74,895)
                     General Motors
                     Corp.                      Sell      1,005         5.7500         12/20/16                --      (75,135)
                     Harrah's
                     Operating Co.,
                     Inc.                       Sell        905         2.2000          9/20/08                --       (4,980)

                     Inco Ltd.                   Buy      1,055         0.7000          3/20/17                --      (10,853)

                     Inco Ltd.                   Buy      1,065         0.6300          3/20/17                --       (5,385)
                     J.C. Penney Co.,
                     Inc.                       Sell      1,105         1.3000         12/20/17                --      (43,652)


                         17 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                  J.C. Penney Co.,
                  Inc.                          Sell      1,050         1.0700         12/20/17                --       (58,977)
                  K. Hovnanian
                  Enterprises, Inc.             Sell        525         1.8500          6/20/08                --       (35,908)
                  K. Hovnanian
                  Enterprises, Inc.             Sell        525         1.8500          6/20/08                --       (35,908)

                  Kohl's Corp.                   Buy      1,655         0.8700         12/20/17                --        27,692

                  Kohl's Corp.                   Buy      1,575         0.6600         12/20/17                --        51,569

                  Lennar Corp.                  Sell      1,190         2.9000         12/20/08                --       (45,302)
                  Residential
                  Capital LLC                   Sell        210         5.0000          6/20/08           (28,350)      (25,260)
                  Residential
                  Capital LLC                   Sell        295         5.0000          6/20/08           (42,775)      (35,484)
                  Residential
                  Capital LLC                   Sell        540         5.0000          6/20/08           (78,300)      (64,954)
                  Residential
                  Capital LLC                   Sell      2,560         6.1200          9/20/08                --      (418,609)

                  Sara Lee Corp.                 Buy      1,775         0.4180          9/20/12                --        (8,347)

                  Toys "R" Us, Inc.             Sell        655         2.5500          9/20/08                --        (7,050)

                  Tribune Co.                   Sell      1,015         1.0000          6/20/08                --       (45,726)
                  Vale Overseas
                  Ltd.                          Sell      1,055         1.1700          3/20/17                --       (13,084)
                  Vale Overseas
                  Ltd.                          Sell      1,065         1.1000          3/20/17                --       (18,646)
                                                                                                  ------------------------------
                                                                                                  $    (1,152,457)  $(4,592,720)
                                                                                                  ==============================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                   NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY             AMOUNT    THE FUND      THE FUND          DATE        VALUE
------------------------------------------------------------------------------------
                                     Three-
                                      Month
Credit Suisse                       USD BBA
International      $  4,640,000       LIBOR        5.4280%       8/7/17   $  319,622
                                      Three
                                      Month
                                    USD BBA
Deutsche Bank AG      3,920,000       LIBOR        5.4450        8/8/17      299,343
                                                                          ----------
                                                                          $  618,965
                                                                          ==========

Index abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate


                         18 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                NOTIONAL                             RECEIVED BY THE   TERMINATION
SWAP COUNTERPARTY                 AMOUNT   PAID BY THE FUND                     FUND          DATE   VALUE
----------------------------------------------------------------------------------------------------------------
                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 20 basis
Barclays Bank plc           $  6,500,000              Index                   points        6/1/08   $   109,082
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 45 basis
                               4,570,000              Index                   points        2/1/08        79,696

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 60 basis
                              13,320,000              Index                   points        2/1/08       243,941

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 25 basis
                               1,220,000              Index                   points        2/1/08        21,987
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                                           If negative, the
                                             absolute value   If positive, the Total
                                              of the Lehman            Return of the
                                              Brothers U.S.          Lehman Brothers
                                              CMBS AAA 8.5+       U.S. CMBS AAA 8.5+
                               5,650,000              Index                    Index        2/1/08        99,768

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 40 basis
                               7,600,000              Index                   points        6/1/08       131,378

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 20 basis
                               6,100,000              Index                   points        5/1/08       107,090


                         19 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 60 basis
                               4,843,000              Index                   points        2/1/08        87,697

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 55 basis
                               6,533,000              Index                   points        5/1/08       118,055

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 25 basis
                               2,970,000              Index                   points        3/1/08        51,887

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 45 basis
                               8,660,000              Index                   points        5/1/08       155,841
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 40 basis
                               5,400,000              Index                   points        6/1/08        82,568

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 90 basis
                               6,500,000              Index                   points        6/1/08       104,969

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index plus 110 basis
                               1,000,000              Index                   points       1/31/08        16,289


                         20 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
UBS AG:

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+     Index minus 20 basis
                               4,200,000              Index                   points        5/1/08        74,247

                                           If negative, the   If positive, the Total
                                             absolute value            Return of the
                                              of the Lehman          Lehman Brothers
                                              Brothers U.S.       U.S. CMBS AAA 8.5+
                                              CMBS AAA 8.5+      Index plus 60 basis
                               6,054,000              Index                   points        2/1/08       111,192
                                                                                                     -----------
                                                                                                     $ 1,595,687
                                                                                                     ===========

Index abbreviation is as follows:
CMBS        Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                         21 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                          WHEN-ISSUED OR DELAYED DELIVERY
                                          BASIS TRANSACTIONS
       ------------------------------------------------------------------
       Purchased securities                                   $13,553,843
       ------------------------------------------------------------------
       Sold securities                                          3,902,351
       ------------------------------------------------------------------

SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.


                         22 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.


                         23 | OPPENHEIMER BALANCED FUND

OPPENHEIMER BALANCED FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 934,910,299
Federal tax cost of other investments          (86,770,659)
                                             -------------
Total federal tax cost                       $ 848,139,640
                                             =============

Gross unrealized appreciation                $ 138,445,146
Gross unrealized depreciation                  (30,592,780)
                                             -------------
Net unrealized appreciation                  $ 107,852,366
                                             =============


                         24 | OPPENHEIMER BALANCED FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008